Restructuring and related expenses	12 Months Ended
Dec. 31, 2015
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

White Collar Productivity program

        In September 2015, the Company announced a two-year program aimed at making the Company leaner, faster and more customer-focused. Planned productivity improvements include the rapid expansion and use of regional shared service centers as well as the streamlining of global operations and head office functions, with business units moving closer to their respective key markets. In the course of this program, the Company will implement and execute various restructuring initiatives across all operating segments and regions.

        The following table outlines the cumulative costs incurred to date and the total amount of costs expected to be incurred under the program per operating segment:

($ in millions)	Cumulative costs incurred up to December 31, 2015	Total expected costs
Discrete Automation and Motion	45	169
Low Voltage Products	60	126
Process Automation	91	137
Power Products	42	155
Power Systems	46	82
Corporate and Other	86	183

Total	370	852

        Of the total expected costs of $852 million the majority is related to employee severance costs.

        The Company recorded the following expenses under this program:

($ in millions)	2015
Employee severance costs	364
Estimated contract settlement, loss order and other costs	5
Inventory and long-lived asset impairments	1

Total	370

        Expenses associated with this program are recorded in the following line items in the Consolidated Income Statements:

($ in millions)	2015
Total cost of sales	122
Selling, general and administrative expenses	187
Non-order related research and development expenses	38
Other income (expense), net	23

Total	370

        Liabilities associated with the White Collar Productivity program are primarily included in "Other provisions". The following table shows the activity during 2015 by expense type:

($ in millions)	Employee severance costs	Contract settlement, loss order and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	364	5	369
Cash payments	(34)	(1)	(35)

Liability at December 31, 2015	330	4	334

Other restructuring-related activities

        In addition, in 2015, 2014 and 2013, the Company executed various other minor restructuring-related activities and incurred charges of $256 million, $235 million and $252 million, respectively, which were mainly recorded in "Total cost of sales".

($ in millions)	2015	2014	2013
Employee severance costs	207	177	154
Estimated contract settlement, loss order and other costs	27	31	78
Inventory and long-lived asset impairments	22	27	20

Total	256	235	252

        At December 31, 2015 and 2014, the balance of other restructuring-related liabilities is primarily included in "Other provisions".